Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Mountain Lake Acquisition Corp.
Segment Reporting [Line Items]
Schedule of Segment Information	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

	March 31,	December 31,
	2026	2025
Cash	$66,568	$452,680
Cash and investments held in Trust Account	$243,344,159	$241,230,572

	For the	For the
	Three Months	Three Months
	Ended	Ended
	March 31,	March 31,
	2026	2025
General and administrative expenses	$389,571	$320,783
Interest earned on cash and investments held in Trust Account	$2,113,587	$2,339,304
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

	December 31,	December 31,
	2025	2024
Cash	$452,680	$1,383,392
Cash and marketable securities held in Trust Account	$241,230,572	$231,643,853

		For the
		Period from
		June 14, 2024
	For the	(inception)
	Year Ended	through
	December 31,	December 31,
	2025	2024
General and administrative expenses	$1,304,773	$50,736
Interest earned on cash and marketable securities held in Trust Account	$9,586,719	$493,853